July 24, 2009



U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:  VANGUARD STAR FUNDS (THE TRUST)
FILE NO. 2-88373

Ladies and Gentlemen:

Enclosed is the 51st Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are to (1) name the Vanguard Group, Inc., as investment advisor to the STAR Fund, (2) amend the investment limitations of the Trust to reflect the results of the July 2, 2009 shareholder vote, and (3) to incorporate the contents of the 485(b) filing made on May 29, 2009 and include a number of non-material changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of September 23, 2009. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485 (d) (2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-2689.


Sincerely,




Nathan M. Will
Associate Counsel
The Vanguard Group, Inc.


Enclosures

cc: Christian Sandoe, Esq.
U.S. Securities and Exchange Commission